Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
5.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Prepayments	216,264	295,178	42,797
Rental and other deposits	20,371	20,634	2,992
Receivables from third-party payment platform	9,899	17,927	2,599
Interest receivable	1,495	2,431	352
Staff advances	1,395	672	97
Other receivables	30,824	20,680	2,999
	280,248	357,522	51,836

Prepayments primarily include prepaid VAT and surcharges, prepaid promotional expenses and service fee.